Auditor fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor fees
Audit fees	€ 618	€ 588	€ 512
Audit-related fees	257		32
Total	€ 875	€ 588	€ 544